EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
    The following table presents the ownership interest, voting interest, and carrying values of the partnership’s equity accounted investments as at December 31, 2021 and 2020:

(US$ MILLIONS, except as noted)	Economic interest		Voting interest		Carrying value
	2021	2020	2021	2020	2021	2020
Business services	14% - 70%	14% - 90%	14% - 57%	14% - 90%	$23	$60
Infrastructure services	17% - 50%	17% - 50%	17% - 50%	17% - 50%	670	796
Industrials	9% - 54%	24% - 54%	24% - 50%	24% - 50%	787	834
Total					$1,480	$1,690
    The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$1,690	$1,273
Acquisitions through business combinations (1)	20	(5)
Additions (2)	430	446
Dispositions (3)	(534)	(30)
Impairment	(29)	—
Share of net income	13	57
Share of other comprehensive income (loss)	(16)	6
Distributions received	(89)	(41)
Foreign currency translation	(5)	(16)
Balance at end of period	$1,480	$1,690
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(1)See Note 3 for additional information.
(2)Includes an equity accounted investment in the partnership’s graphite electrode operations recorded upon deconsolidation of the investment on March 1, 2021. Refer to Note 8 for additional information.
(3)During the second quarter of 2021, the advanced energy storage operations of the partnership made a partial disposal of an equity accounted investment. The retained interest is accounted for as a marketable security as at December 31, 2021.
    For the year ended December 31, 2021, the partnership received total distributions from equity accounted investments of $89 million (2020: $41 million).
    The following tables present the gross assets and liabilities of the partnership’s equity accounted investments:

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$380	$1,377	$1,757	$417	$1,656	$2,073	$(316)
Infrastructure services	1,545	7,749	9,294	873	5,571	6,444	2,850
Industrials	1,421	1,169	2,590	640	330	970	1,620
Total	$3,346	$10,295	$13,641	$1,930	$7,557	$9,487	$4,154

	Year Ended December 31, 2020
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$448	$1,243	$1,691	$481	$1,116	$1,597	$94
Infrastructure services	1,605	8,030	9,635	830	5,569	6,399	3,236
Industrials	1,096	736	1,832	505	222	727	1,105
Total	$3,149	$10,009	$13,158	$1,816	$6,907	$8,723	$4,435
    Certain of the partnership’s equity accounted investments are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
    The following tables present the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$315	$51	$(6)	$45
Infrastructure services	4,900	(294)	(99)	(393)
Industrials	3,082	424	(4)	420
Total	$8,297	$181	$(109)	$72

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$252	$(18)	$8	$(10)
Infrastructure services	4,080	(123)	31	(92)
Industrials	2,713	133	—	133
Total	$7,045	$(8)	$39	$31

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$537	$117	$9	$126
Infrastructure services	388	119	—	119
Industrials	1,770	121	—	121
Total	$2,695	$357	$9	$366
    Certain of the partnership’s equity accounted investments are publicly listed entities with active pricing in a liquid market. The fair value based on the publicly listed price of these equity accounted investments in comparison to the partnership’s carrying value is as follows:

	December 31, 2021		December 31, 2020
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$43	$—	$39	$—
Industrials	265	304	519	373
Total	$308	$304	$558	$373